CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY (Parenthetical)	Dec. 31, 2018 shares
CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY
Treasury shares (in shares)	15,221,373